Income Taxes - Summary of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	¥ 1,190,782	¥ 926,089	¥ 489,050
Deferred income tax expense (benefit)	(74,864)	(276,113)	192,767
Income tax expense	1,115,918	649,976	681,817
TMC and domestic subsidiaries
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	672,077	403,230	484,667
Deferred income tax expense (benefit)	42,131	(23,792)	95,270
Foreign subsidiaries
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	518,705	522,859	4,383
Deferred income tax expense (benefit)	¥ (116,995)	¥ (252,321)	¥ 97,498